Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 98.2% †
Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,115,000	$2,290,862	(a	)

Arizona – 2.4%
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,195,240
Phoenix Civic Improvement Corp. Rev., Series 2019 A,
5.00%	07/01/30	4,680,000	5,782,561
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,388,422	(b	)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	7,500,000	7,697,925
University of Arizona
5.00%	08/01/36 - 06/01/46	5,750,000	6,827,632
			31,891,780

Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,580,000	4,223,776
			4,223,776

California – 9.2%
California Educational Facilities Authority
6.13%	10/01/36	1,500,000	1,604,415	(a	)
California Health Facilities Financing Authority
5.00%	11/15/39 - 11/15/49	6,315,000	7,168,439
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	16,361,614
5.00%	12/01/21	5,000	5,324	(c	)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,586,745
5.13%	10/01/31	2,000,000	2,116,900
5.25%	09/01/29	10,160,000	11,482,324
California State University
4.00%	11/01/45	5,900,000	6,360,318
City of Los Angeles Wastewater System Revenue
5.00%	06/01/43	10,000,000	11,991,200
Fresno Unified School District
4.00%	08/01/47	5,000,000	5,375,200
Los Angeles Department of Water & Power Power System Revenue
5.00%	07/01/48	5,500,000	6,588,010
Mount San Antonio Community College District
4.00%	08/01/49	3,000,000	3,380,550
San Francisco City & County Airport Commission-San Francisco International Airport
5.00%	05/01/49	10,000,000	12,142,300
State of California
4.00%	04/01/49	700,000	792,407
5.00%	02/01/31 - 08/01/46	21,720,000	24,416,156
5.25%	04/01/35	2,750,000	2,945,937
University of California
5.00%	05/15/38 - 05/15/48	9,000,000	10,395,770
			124,713,609

Colorado – 2.4%
Colorado Health Facilities Authority
4.00%	08/01/49	5,100,000	4,996,827
5.00%	06/01/47	1,750,000	2,187,448	(a	)
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,864,715	(a	)
Regional Transportation District
4.25%	11/01/36	3,405,000	4,490,480
5.00%	11/01/27 - 11/01/29	13,760,000	16,769,831
5.38%	06/01/31	2,500,000	2,516,650	(a	)
			32,825,951

Connecticut – 4.3%
Connecticut State Health & Educational Facilities Authority
1.10%	07/01/48	1,000,000	992,620
5.00%	07/01/46	6,500,000	7,325,565

		Principal Amount	Fair Value
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	$2,195,000	$2,469,550	(a	)
State of Connecticut
4.00%	08/01/33	1,000,000	1,069,770
5.00%	01/01/22 - 05/01/37	16,600,000	18,569,038
State of Connecticut Special Tax Revenue
5.00%	10/01/27 - 10/01/36	23,325,000	26,125,846
Town of Fairfield
5.00%	08/01/21	1,000,000	1,051,900
			57,604,289

Delaware – 1.1%
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,420,519	(a	)
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,568,774
State of Delaware
5.00%	07/01/28	825,000	832,945	(a	)
5.00%	07/01/28	175,000	176,645
			14,998,883

District of Columbia – 3.1%
District of Columbia
4.00%	10/15/39 - 03/01/45	11,485,000	13,208,060
5.00%	06/01/38	3,000,000	3,404,100
5.00%	04/01/42	6,250,000	7,770,870	(a	)
District of Columbia Water & Sewer Authority
5.00%	10/01/27	1,000,000	1,248,250
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%	10/01/44	5,000,000	5,785,000
Washington Metropolitan Area Transit Authority
5.00%	07/01/34 - 07/01/43	8,375,000	9,844,759
			41,261,039

Florida – 1.5%
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,031,314
County of Miami-Dade FL Water & Sewer System Revenue
5.00%	10/01/43	5,000,000	6,014,600
Escambia County Health Facilities Authority
5.00%	08/15/31	300,000	357,918
Martin County Health Facilities Authority
4.00%	01/01/46	5,000,000	5,370,200
			20,774,032

Georgia – 6.3%
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,005,639
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	19,776,365
City of Atlanta Water & Wastewater Revenue
5.00%	11/01/41	5,000,000	6,083,850
5.25%	11/01/30	5,690,000	6,435,447
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,865,265	(b	)
County of Wheeler School District of Georgia
5.00%	08/01/50	530,000	649,207
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	11,146,456
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,012,710
State of Georgia
4.00%	07/01/36	10,000,000	11,495,100
			84,470,039

Hawaii – 1.6%
State of Hawaii
5.00%	01/01/36	4,850,000	6,077,778
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	15,938,724
			22,016,502

Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Illinois – 5.1%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46 - 01/01/48	$7,000,000	$7,973,630
5.25%	01/01/42	8,000,000	9,139,600
5.63%	01/01/35	4,035,000	4,169,809	(a	)
5.63%	01/01/35	965,000	993,265
5.75%	01/01/39	9,655,000	9,986,553	(a	)
5.75%	01/01/39	1,845,000	1,900,055
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	860,697	(b,c	)
5.65%	06/15/22	3,520,000	3,694,240	(b	)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	206,203	(b,c	)
5.00%	10/01/21	3,805,000	4,008,986	(b	)
State of Illinois
4.00%	09/01/27	170,000	167,897
5.00%	11/01/23 - 03/01/31	24,690,000	25,494,310
			68,595,245

Indiana – 0.6%
Indianapolis Local Public Improvement Bond Bank
4.00%	02/01/44	6,500,000	7,321,080

Kentucky – 2.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,275,686
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	15,194,664
			28,470,350

Maine – 0.2%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,475,000	1,489,632
5.25%	07/01/21	270,000	272,665	(a	)
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,076,100
			2,838,397

Maryland – 3.0%
City of Baltimore
5.00%	07/01/38 - 07/01/46	23,375,000	26,474,685
County of Prince George’s
5.00%	09/15/24	3,450,000	3,641,613
5.00%	09/15/25	5,340,000	5,645,662	(a	)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,020,040	(a	)
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34	105,000	105,074
5.00%	08/15/41	1,250,000	1,316,587	(a	)
			40,203,661

Massachusetts – 4.0%
Commonwealth of Massachusetts
4.00%	05/01/44	3,045,000	3,433,907
5.00%	03/01/46	7,000,000	7,810,390
5.25%	09/01/43 - 01/01/44	17,825,000	22,231,452
Massachusetts Bay Transportation Authority
5.25%	07/01/30	5,000,000	6,497,650
Massachusetts Development Finance Agency
4.00%	06/01/49	1,000,000	1,032,060
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,433,200
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,616,721
5.00%	08/01/41	3,000,000	3,155,310	(a	)
			54,210,690

Michigan – 1.4%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,669,890	(a	)
Michigan Finance Authority
4.00%	02/15/39	500,000	552,080

		Principal Amount	Fair Value
5.00%	12/01/47	$4,000,000	$4,397,280	(a	)
5.00%	11/15/48	3,500,000	4,064,935
State of Michigan
5.00%	03/15/27	4,415,000	5,478,088
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,156,880
			19,319,153
Minnesota – 1.2%
City of Minneapolis
4.00%	11/15/48	1,000,000	1,098,140
City of Rochester
4.00%	11/15/48	5,330,000	5,987,029
City of St. Cloud
5.00%	05/01/48	2,000,000	2,339,440
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00%	11/15/43	1,000,000	1,107,420
University of Minnesota
5.00%	09/01/39	4,350,000	5,288,165
			15,820,194

Missouri – 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,682,119
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/48	2,200,000	2,416,480
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,876,817
Metropolitan St Louis Sewer District Prerefunded @ 100% of Par
5.00%	05/01/45	480,000	568,075	(a	)
5.00%	05/01/45 - 05/01/46	2,520,000	2,974,139
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	4,623,968
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,649
			21,668,247

Nevada – 0.5%
Clark County School District (AGMC Insured)
5.00%	06/15/27	5,000,000	6,172,050	(b	)

New Hampshire – 0.3%
State of New Hampshire GO, Series 2020 A,
5.00%	12/01/29	3,220,000	4,251,173

New Jersey – 6.1%
New Jersey Economic Development Authority
5.00%	11/01/29 - 06/15/43	12,750,000	13,364,342
5.25%	06/15/40	220,000	264,682	(a	)
5.25%	06/15/40	3,780,000	3,953,880
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	16,023,947
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,306,547	(b	)
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	15,400,000	17,423,775
5.00%	01/01/38	4,000,000	4,349,920	(a	)
New Jersey Transportation Trust Fund Authority
5.00%	12/15/34 - 06/15/45	7,250,000	7,657,483
5.25%	06/15/36	7,350,000	7,445,917
New Jersey Turnpike Authority
4.00%	01/01/48	5,000,000	5,507,700
			82,298,193

New Mexico – 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,763,458

New York – 12.1%
City of New York
4.00%	03/01/36	2,500,000	2,911,075
5.00%	08/01/26 - 04/01/43	7,500,000	9,021,660
Hudson Yards Infrastructure Corp.
4.00%	02/15/44	5,830,000	6,304,096
5.00%	02/15/39 - 02/15/45	11,000,000	13,004,800

Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/37	$7,960,000	$8,693,985
Metropolitan Transportation Authority (AGMC Insured)
4.00%	11/15/49	5,000,000	5,183,750	(b)
New York City Transitional Finance Authority Building Aid Revenue
5.00%	07/15/36	6,000,000	7,371,240
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%	11/01/47	4,000,000	4,054,240
4.00%	11/01/42	5,000,000	5,659,600
5.00%	11/01/21 - 02/01/43	32,500,000	35,757,800
New York City Water & Sewer System
3.00%	06/15/50	5,000,000	5,072,850
5.00%	06/15/49	6,460,000	7,731,909
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,263,250
New York State Dormitory Authority
4.00%	08/01/38 - 07/01/41	6,655,000	7,339,813
4.00%	07/01/50	2,000,000	2,234,240	(d)
5.00%	03/15/45 - 07/01/46	16,500,000	19,878,775
New York State Thruway Authority
3.00%	01/01/50	2,000,000	1,935,780
4.00%	01/01/50	5,000,000	5,425,250
Port Authority of New York & New Jersey
5.00%	11/15/47 - 09/01/48	6,500,000	7,882,905
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,280,939	(a)
6.13%	11/01/37	280,000	287,585
			163,295,542

North Carolina – 1.3%
City of Charlotte
5.00%	06/01/23	4,320,000	4,347,950
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,154,960
Raleigh Durham Airport Authority
5.00%	05/01/28 - 05/01/29	2,000,000	2,431,140
State of North Carolina
4.75%	05/01/30	4,130,000	4,142,349	(a)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,217,806
			17,294,205

Ohio – 5.5%
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,173,527	(a)
Cleveland Public Library
4.00%	12/01/49	4,000,000	4,521,080
County of Franklin
5.00%	12/01/47	1,125,000	1,304,010
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	8,420,968
5.00%	11/15/38	12,000,000	13,329,480	(a)
Ohio State Turnpike Commission
5.25%	02/15/39	18,250,000	20,004,920
Ohio Water Development Authority
5.25%	12/01/34	1,400,000	1,953,378
University of Cincinnati
5.00%	06/01/45	3,500,000	4,174,310
			73,881,673

Oklahoma – 0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,737,980
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,591,385
			9,329,365

		Principal Amount	Fair Value
Oregon – 0.3%
Eugene Water Revenue
4.00%	08/01/45	$1,000,000	$1,091,850
State of Oregon
5.00%	05/01/26	2,775,000	3,379,367
			4,471,217

Pennsylvania – 5.9%
Allegheny County Hospital Development Authority
4.00%	07/15/39	1,500,000	1,606,980
City of Philadelphia
5.00%	02/01/24 - 08/01/36	8,605,000	10,219,459
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	23,000,000	26,080,480
Commonwealth of Pennsylvania GO,
5.00%	09/15/24	1,000,000	1,157,370
Delaware River Joint Toll Bridge Commission
5.00%	07/01/26	1,000,000	1,222,440
Delaware River Port Authority
5.00%	01/01/29 - 01/01/40	11,600,000	13,417,779
General Authority of Southcentral Pennsylvania
4.00%	06/01/49	3,015,000	3,386,961
Montgomery County Higher Education & Health Authority
4.00%	09/01/49	3,000,000	3,138,780
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,279,950
Pennsylvania Turnpike Commission
6.00%	12/01/34	12,000,000	12,340,440	(a	)
Philadelphia Authority for Industrial Development Rev.,
4.00%	11/01/39	1,500,000	1,642,035
			79,492,674

Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp.
5.00%	09/01/43	5,000,000	5,520,950
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,627,042
			8,147,992

South Carolina – 1.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,454,432
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	5,769,610	(b	)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	13,662,840
			21,886,882

Tennessee – 0.5%
City of Memphis
4.00%	06/01/46	5,000,000	5,419,850
The Metropolitan Nashville Airport Authority
5.00%	07/01/30	1,310,000	1,615,924
			7,035,774

Texas – 7.9%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,381,540
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	14,777,493
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,281,407
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,395,937
5.25%	11/15/30 - 11/15/31	12,000,000	12,311,760	(a	)
Dallas Area Rapid Transit Rev., Series 2020 A,
4.00%	12/01/34	1,220,000	1,463,292
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,498,800
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,277,600

Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Lower Colorado River Authority
5.00%	05/15/44	$2,000,000	$2,325,260
North Texas Tollway Authority
5.00%	01/01/26 - 01/01/48	8,000,000	9,480,685
5.00%	09/01/31	3,500,000	3,689,945	(a)
6.00%	01/01/38	5,000,000	5,180,950	(a)
Socorro Texas Independent School District
4.00%	08/15/32	500,000	600,835
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	11,945,507
The University of Texas System
3.50%	08/15/50	2,000,000	2,406,600	(d)
5.00%	08/15/26 - 08/15/29	12,150,000	15,079,960
			106,097,571

Utah – 0.9%
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,088,600
Utah Transit Authority
5.00%	06/15/42	7,500,000	8,136,332	(a)
			12,224,932

Vermont – 0.1%
University of Vermont & State Agricultural College
5.00%	10/01/37	1,195,000	1,656,294

Virginia – 1.7%
County of Fairfax
4.00%	10/01/35	6,645,000	7,665,340

		Principal Amount	Fair Value
University of Virginia
5.00%	04/01/47	$6,000,000	$7,156,740
Virginia Resources Authority
4.00%	11/01/41	5,585,000	6,210,687
5.00%	11/01/46	1,720,000	2,033,728
			23,066,495

Washington – 0.5%
King & Snohomish Counties School District No. 417 Northshore
4.00%	12/01/38	5,000,000	5,799,300
University of Washington
4.00%	04/01/34	800,000	956,576
			6,755,876
Total Municipal Bonds and Notes (Cost $1,281,989,903)			1,324,639,145

Short-Term Investments – 1.4%
State Street Institutional Treasury Plus Fund - Premier Class 0.35% (Cost $19,322,022)		19,322,022	19,322,022	(e	)
Total Investments (Cost $1,301,311,925)			1,343,961,167
Other Assets and Liabilities, net – 0.4%			5,554,045

NET ASSETS – 100.0%			$1,349,515,212

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2020 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,324,639,145	$—	$1,324,639,145
	Short-Term Investments	—	19,322,022	—	19,322,022

	Total Investments in Securities	$—	$1,343,961,167	$—	$1,343,961,167

Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income	Capital Gains Distributions
State Street Institutional Treasury Plus Fund - Premier Class	—	—	85,020,488	65,698,466	—	—	19,322,022	$19,322,022	32,384	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,584,856	17,584,856	11,195,102	28,779,958	—	—	—	—	7,589	—

TOTAL		$17,584,856	$96,215,590	$94,478,424	$—	$—		$19,322,022	$39,973	$—

Elfun Tax-Exempt Income Fund Notes to Schedule of Investments – March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s Schedule of Investments.